Statements of Consolidated Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 72,949	$ 41,505	$ 755
Other income	6,644	7,712	8,438
Total revenues and other income	79,592	49,217	9,193
Operating expenses
Cost of revenue	0	0	(737)
Research and development expenses	(93,517)	(90,536)	(87,646)
Selling, general and administrative expenses	(19,790)	(19,085)	(16,812)
Other operating income (expenses)	638	849	(1,300)
Total operating expenses and other operating income	(112,669)	(108,771)	(106,495)
Operating income (loss)	(33,076)	(59,554)	(97,302)
Financial income	16,124	44,407	21,479
Financial expenses	(51,064)	(21,614)	(40,642)
Net Financial gain (loss)	(34,940)	22,793	(19,163)
Tax income (expense)	423	0	(371)
Income (loss) from continuing operations	(67,593)	(36,761)	(116,835)
Income (loss) from discontinued operations	0	0	8,392
Net income (loss)	(67,593)	(36,761)	(108,443)
Attributable to shareholders of Cellectis	(67,593)	(36,761)	(101,059)
Attributable to non-controlling interests	$ 0	$ 0	$ (7,384)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	$ (0.67)	$ (0.41)	$ (1.77)
Diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(0.67)	(0.41)	(1.77)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0	0	0.28
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ 0	$ 0	$ 0.28
Number of shares used for computing
Basic	100,279,276	90,566,346	57,012,815
Diluted	100,279,276	90,566,346	57,012,815